Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details)	12 Months Ended
	Dec. 31, 2015 USD ($)	Dec. 31, 2014 USD ($)
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	0	11
Financing Receivable, Modifications, Recorded Investment	$ 781,000	$ 951,000
Financing Receivable Modifications Removal from Trouble Debt Restructuring Status	6 months
Troubled Debt Restructuring Transferred to Other Real Estate Owned, Number of Loans	2
Troubled Debt Restructuring Transferred to Other Real Estate Owned	$ 139,000
Loans and Leases Receivable, Impaired, Commitment to Lend	0
Loans and Leases Receivable, Gross	145,136,000	124,971,000
Impaired Financing Receivable, Interest Income, Cash Basis Method	0	0
Loans and Leases Receivable, Impaired, Interest Lost on Nonaccrual Loans	$ 10,000	$ 143,000
30 to 89 Days Delinquent [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts		3
Financing Receivable, Modifications, Recorded Investment		$ 215,000
Performing Financial Instruments [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts	9	6
Financing Receivable, Modifications, Recorded Investment	$ 781,000	$ 581,000
Non-accruing Instrument [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Financing Receivable, Modifications, Number of Contracts		2
Financing Receivable, Modifications, Recorded Investment		$ 155,000
Nonperforming Financial Instruments [Member]
Note 8 - Loans Receivable, Net and Allowance for Loan Losses (Details) [Line Items]
Loans and Leases Receivable, Gross	$ 852,000	$ 2,800,000